Convertible notes	12 Months Ended
Dec. 31, 2020
Convertible notes
Convertible notes

Note 13 – Convertible notes

On April 18, 2018, the Company entered into a Securities Purchase Agreement with Mr. So Chun Lin, an unrelated party, pursuant to which the investor purchased a note for $5,779,602, bearing 2.5% interest per annum (the “2018 Notes”). The 2018 Notes will be matured 5 years from the date of issuance. At any time prior to the earlier of the maturity date or the date on which this 2018 Notes is paid in full, at the option of the Holder, all or any part of Principal Amount (the “Optional Conversion Amount”) may be converted into 3,853,068 Ordinary Shares at $1.50 per share. The 2018 Notes will be automatically converted into ordinary shares of the Company at a conversion price equal to $1.50 per share at maturity. Interest on the 2018 Notes will be paid in cash and cannot be converted into shares of the Company. The 2018 Notes were sold pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), pursuant Section 4(a)(2) of the Securities Act and Regulation S promulgated thereunder.

The contractual obligation to pay interest on the 2018 Notes results in an indirect contractual obligation to pay dividends on the base instrument. The present value of the expected dividend (interest) stream of $0.50 million is classified as liability and the difference between the proceeds of the 2018 Notes and the fair value of the liability component is attributable to equity component ($5.30 million).

The issuance of the 2018 Notes did not give rise to a beneficial conversion feature due to the market price of the shares of the Company at the issuance date of $1.07 being less than the effective conversion price was $1.38 per share.

On April 30, 2020, the 2019 Notes with a principal amount of $3.76 million (comprising liability component of $0.16 million and equity component of $3.60 million) were surrendered to the Company for cancellation in satisfaction of the initial deposit in relation to the disposal of 5,100 shares in the share capital of CSL (Note 3).